LEASES - Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities [Roll Forward]
Payments	$ (94)	$ (68)
Ending balance, lease liabilities	774
Current lease liabilities	(99)	(112)	$ (64)
Lease liabilities	$ 675	$ 707	$ 416